UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ];                             Amendment Number:
    This Amendment (Check only one):
         [   ] is a restatement.
         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gandhara Advisors Europe LLP
Address:   6th Floor
           65 Curzon Street
           London W1J 8PE
           England

Form 13F File Number: 28-11840

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Davide Erro
Title:     Director

Phone:     0-11-44-207-491-6100

Signature, Place, and Date of Signing:

/s/ Davide Erro                    London, England               July 31, 2008
--------------------               ------------------            ---------------
[Signature]                        [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

4361794.2


                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 11

Form 13F Information Table Value Total: $950693 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No. 1
Form 13F File Number 28-11841
Name:  Gandhara Advisors Asia Limited

No. 2
Form 13F File Number 28-11842
Name:  Davide Erro



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

                                            Form 13F Information Table

----------------------- ---------- ------------ ----------- --------------------------- -------------- ---------- ------------------
        Column 1        Column 2    Column 3     Column 4            Column 5         Column 6    Column 7       Column 8
----------------------- ---------- ------------ ----------- ---------- ----- -------- ----------- -------- ---------- ------- ------
     Name of Issuer     Title of      CUSIP       Value     Shrs /     SH /  Put/     Investment   Other        Voting Authority
                          Class                  (x$1000)   Prn Amt    PRN   Call     Discretion  Managers
----------------------- ---------- ------------ ----------- ---------- ----- -------- ----------- -------- ---------- ------- ------
                                                                                                            Sole      Shared   None
----------------------- ---------- ------------ ----------- ---------- ----- -------- ----------- -------- ---------- ------- ------
Cadbury Schweppes Plc      ADR      127209302     38324      761600    SH                DEFINED     1,2    761600
----------------------- ---------- ------------ ----------- ---------- ----- -------- ----------- -------- ---------- ------- ------
Cheniere Energy Inc.     COM NEW    16411R208      0.4         100     SH                DEFINED     1,2      100
----------------------- ---------- ------------ ----------- ---------- ----- -------- ----------- -------- ---------- ------- ------
Dr Pepper Snapple Group    COM      26138E109     11984      571200    SH                DEFINED     1,2    571200
          Inc
----------------------- ---------- ------------ ----------- ---------- ----- -------- ----------- -------- ---------- ------- ------
Lorillard Inc.             COM      544147101     180459     2609300   SH                DEFINED     1,2    2609300
----------------------- ---------- ------------ ----------- ---------- ----- -------- ----------- -------- ---------- ------- ------
Marathon Oil Corp.         COM      565849106     190519     3673000   SH                DEFINED     1,2    3673000
----------------------- ---------- ------------ ----------- ---------- ----- -------- ----------- -------- ---------- ------- ------
NYSE Euronext              COM      629491101     15831      312500    SH                DEFINED     1,2    312500
----------------------- ---------- ------------ ----------- ---------- ----- -------- ----------- -------- ---------- ------- ------
PartnerRe Ltd              COM      G6852T105     10370      150000    SH                DEFINED     1,2    150000
----------------------- ---------- ------------ ----------- ---------- ----- -------- ----------- -------- ---------- ------- ------
Peabody Energy Corp        COM      704549104     27762      315300    SH                DEFINED     1,2    315300
----------------------- ---------- ------------ ----------- ---------- ----- -------- ----------- -------- ---------- ------- ------
Sina Corp.                 ORD      G81477104     23190      545000    SH                DEFINED     1,2    545000
----------------------- ---------- ------------ ----------- ---------- ----- -------- ----------- -------- ---------- ------- ------
Union Pacific Corp.        COM      907818108     251566     3332000   SH                DEFINED     1,2    3332000
----------------------- ---------- ------------ ----------- ---------- ----- -------- ----------- -------- ---------- ------- ------
Virgin Media Inc           COM      92769L101     200689    14745706   SH                DEFINED     1,2   14745706
----------------------- ---------- ------------ ----------- ---------- ----- -------- ----------- -------- ---------- ------- ------


REPORT SUMMARY        DATA RECORDS  11               950693             2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
